Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Operating Lease Cost

The components of operating lease cost recorded under operating expenses for the year ended December 31, 2020 were as follows:

Fixed cost and variable cost that depend on an index	$3,192
Short term lease cost	277
Sublease income	(792)
$2,677

Schedule of Lease Term and Discount Rate
Weighted average remaining lease term as of December 31, 2020	5.54 years
Weighted average discount rate	1.40%

Schedule of Minimum Lease Payments

The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2020, were as follows:

2021	$3,335
2022	3,472
2023	3,167
2024	2,723
2025 and after	5,098
Total undiscounted lease payments	17,795
Less: imputed interest	(627)
Present value of lease liabilities	$17,168